INVENTORIES (DETAILS) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Inventory [Line Items]
Raw materials	$ 2,013	$ 1,770
Work in progress	192	287
Finished goods	1,495	900
Inventory Net	$ 3,700	$ 2,957